Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
PRIMECAP Odyssey Growth Fund (Prospectus Summary): | PRIMECAP Odyssey Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Growth Fund
Supplement Text	ck0001293967_SupplementTextBlock

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

Supplement Closing	ck0001293967_SupplementClosingTextBlock	* * * * * Please retain this supplement for future reference.
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POGRX